UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

                                   1150 Silverado Street, #223

                                  La Jolla, CA                                               92037

                                        (Address of principal executive offices)

                                                                     (Zip code)

Arthur Q. Johnson

Mundoval Funds

1150 Silverado Street, #223

La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mundoval Fund

	Schedule of Investments
	May 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Cement, Hydraulic
4,000	Cemex SA DE CV ADR	$ 152,800	3.63%

Commercial Banks, NEC
3,200	Citigroup	150,752	3.58%

Crude Petroleum & Natural Gas
2,700	CNOOC Ltd. ADR	147,960	3.51%

Electric Services
3,100	Huaneng Power ADR	89,218	2.12%

Finance Services
4,200	First Data Corp.	158,886	3.77%

Fire, Marine & Casualty Insurance
3,000	American International Group Inc.	166,650	3.95%

Food and Kindred Products
2,000	Altria	134,280
2,400	Nestle SA ADR	161,520
4,000	Unilever ADR	157,880
		453,680	10.77%

Household Appliances
1,500	Whirlpool	103,200	2.45%

Insurance Agents, Brokers & Services
4,500	Marsh & McLennan Cos. Inc.	130,680	3.10%

Life Insurance
5,700	ING Group ADR	158,061	3.75%

National Commercial Banks
7,000	MBNA Corp	147,630	3.50%

Newspapers: Publishing or Publishers
8,700	News Corporation	145,377	3.45%

Perfumes, Cosmetics & Other Toilet Preparations
3,000	Colgate-Palmolive Co.	149,910	3.56%

Pharmaceutical Preparations
4,500	Merck & Co. Inc.	145,980
5,600	Pfizer Inc.	156,240
		302,220	7.17%

Photographic Equipment & Supplies
3,000	Canon, Inc. ADR	162,750
4,000	Eastman Kodak Co.	105,120
		267,870	6.36%

Radiotelephone Communications
5,600	Telefonos de Mexico ADR	104,496	2.48%

Semiconductors & Related Devices
16,000	Taiwan Semiconductor ADR	147,360	3.50%

Services - Medical Laboratories
2,100	Laboratory Corp. of America Holdings *	101,745	2.41%

Soap, Detergents, Cleaning Preparations
2,700	Procter & Gamble Co.	148,905	3.53%

Steel Works, Blast Furnaces & Rolling Mills
3,000	Posco ADR	134,760	3.20%

Telephone Communications
9,000	China Mobile Ltd.	164,340	3.90%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
2,800	Cardinal Health	162,204	3.85%

Women's, Misses', and Juniors Outerware
2,700	Jones Apparel Group Inc.	86,157	2.04%

Total for Common Stock (Cost $3,659,885)		3,774,861	89.58%

Cash and Equivalents
428,645	First American Treasury Obligation Fund CI Y 2.45%**	428,645	10.17%
	(Cost $428,645)

	Total Investments	4,203,506	99.75%
	(Cost - $4,088,530)

	Other Assets in Excess of Liabilities	10,650	0.25%

	Net Assets	$ 4,214,156	100.00%

* Non-Income Producing Securities.
** Variable rate security; the coupon rate shown represents the rate at May 31, 2005.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND (Unaudited)

1. SECURITY TRANSACTIONS

At May 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,088,530 amounted to $114,975, which consisted of aggregate gross unrealized appreciation of $293,988 and aggregate gross unrealized depreciation of $179,013

.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :     July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :     July 25, 2005

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date :     July 25, 2005